Property, Plant and Equipment - Composition of Assets, Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost:
Property plant and equipment, Gross	$ 168,174	$ 131,328
Less - accumulated depreciation and amortization	112,594	103,613
Property plant and equipment, Net	55,580	27,715	24,559
Machinery and Equipment [Member]
Cost:
Property plant and equipment, Gross	47,169	29,399
Leasehold Improvements [Member]
Cost:
Property plant and equipment, Gross	43,950	42,994
Land and Buildings [Member]
Cost:
Property plant and equipment, Gross	13,334	5,928
Office Furniture, Equipment [Member]
Cost:
Property plant and equipment, Gross	15,564	10,141
Computer Equipment [Member]
Cost:
Property plant and equipment, Gross	47,702	42,380
Vehicles [Member]
Cost:
Property plant and equipment, Gross	$ 455	$ 486